Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Composition of Bank's Deposits

The composition of the Bank’s deposits at December 31 follows:

	(Expressed in Thousands) 2014
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$41,102	$48,583	$108,108	$59,400
States and political subdivisions	384	6,876	4,617	2,490
Commercial banks and other depository institutions	70	-	31	482

Total	$41,556	$55,459	$112,756	$62,372

	(Expressed in Thousands) 2013
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$55,234	$49,356	$104,077	$64,128
States and political subdivisions	601	5,456	3,963	2,478
Commercial banks and other depository institutions	72	-	31	481

Total	$55,907	$54,812	$108,071	$67,087

Contractual Maturities of Time Deposits of $100,000 or More, Domestic

The following table sets forth the remaining maturity of time certificates of deposits of $100,000 or more at December 31, 2014 (in thousands):

Due in three months or less	$4,870
Due in over three through six months	3,123
Due in over six through twelve months	4,515
Due in over twelve months	8,840

Total	$21,348

Summary of Maturity Distribution of Time Certificates of Deposit

A maturity distribution of time certificates of deposit at December 31, 2014, follows (in thousands):

Due in 2015	$35,151
Due in 2016	13,213
Due in 2017	6,215
Due in 2018	4,252
Due in 2019	3,522
Due in 2020 and thereafter	19

Total	$62,372